Events After The Reporting Period - Additional Information (Detail)	Mar. 28, 2022 USD ($)	Jan. 17, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Events After The Reporting Period [Line Items]
Promissory notes issued			$ 22,295,710	$ 19,534,988
Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Commitments Income Based Payment sharing ratio	50/50
Commitments project term	20 years
Warrant liability		$ 195,066
Promissory Note [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued	$ 5,000,000
Promissory Note [Member] | Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued	$ 15,000,000
Borrowings, maturity	March 31, 2025
Borrowings, interest rate	10.00%